Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Motor Vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Furniture and fixtures [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Computer equipments [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Leasehold improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold improvements [Member]